UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology – 13.4%
3SBio, Inc. - ADR(a)(b)	60,600	$975,660
Achillion Pharmaceuticals, Inc.(a)	27,800	205,998
Acorda Therapeutics, Inc.(a)(b)	72,400	2,056,160
Alexion Pharmaceuticals, Inc.(a)(b)	37,700	2,141,360
Amgen, Inc.(a)(b)	57,500	3,145,250
Ariad Pharmaceuticals, Inc.(a)(b)	35,000	416,150
Arqule, Inc.(a)	37,200	208,320
Biogen Idec, Inc.(a)(b)	32,000	3,259,840
BioMarin Pharmaceutical, Inc.(a)	31,800	993,114
Celgene Corp.(a)(b)	72,200	4,281,460
Gilead Sciences, Inc.(a)(b)	76,560	3,243,082
Human Genome Sciences, Inc.(a)(b)	105,700	2,220,757
Ironwood Pharmaceuticals, Inc.(a)(b)	34,200	511,290
Momenta Pharmaceuticals, Inc.(a)(b)	50,400	890,064
NPS Pharmaceuticals, Inc.(a)(b)	71,800	693,588
Rigel Pharmaceuticals, Inc.(a)	15,100	131,219
Synta Pharmaceuticals Corp.(a)(b)	134,400	627,648
United Therapeutics Corp.(a)(b)	20,200	1,159,076
Vertex Pharmaceuticals, Inc.(a)(b)	31,900	1,654,334

		28,814,370

Diversified Consumer Services – 0.2%
Stewart Enterprises, Inc., Class A	68,700	477,465

Electronic Equipment, Instruments & Components – 0.7%
Agilent Technologies, Inc.(a)(b)	33,300	1,403,928

Health Care Equipment & Supplies – 19.9%
Baxter International, Inc.(b)	101,000	5,875,170
China Kanghui Holdings - ADR(a)	8,400	183,036
China Medical Technologies, Inc. - ADR(a)(c)	28,400	188,008
CONMED Corp.(a)(b)	25,800	670,800
The Cooper Cos., Inc.(b)	51,000	3,900,990
Covidien Plc(b)	66,200	3,362,298
CR Bard, Inc.(b)	13,300	1,312,444
DENTSPLY International, Inc.(b)	42,400	1,606,536
DiaSorin SpA	25,200	1,245,669
GN Store Nord A/S	58,700	531,239
Haemonetics Corp.(a)(b)(c)	24,300	1,591,650
Hill-Rom Holdings, Inc.	51,200	1,909,248
Hologic, Inc.(a)(b)	216,400	4,018,548
Integra LifeSciences Holdings Corp.(a)(b)	41,000	1,847,870
Masimo Corp.	32,100	891,738
Medtronic, Inc.(b)	59,500	2,144,975
Mindray Medical International Ltd. - ADR(b)(c)	60,700	1,643,756
Natus Medical, Inc.(a)(c)	31,900	367,807
Nobel Biocare Holding AG(a)	16,800	321,389
Sirona Dental Systems, Inc.(a)	10,300	520,974
Smith & Nephew Plc	77,800	818,410
St. Jude Medical, Inc.(b)	67,900	3,157,350
Straumann Holding AG	800	182,208
Stryker Corp.(b)	39,700	2,157,298
Teleflex, Inc.	9,000	542,070
Wright Medical Group, Inc.(a)	57,800	903,992
Zimmer Holdings, Inc.(a)(b)	17,500	1,050,350

		42,945,823

Health Care Providers & Services – 28.7%
Aetna, Inc.(b)	141,700	5,879,133
AmerisourceBergen Corp.(b)	100,200	3,838,662
Cardinal Health, Inc.(b)	126,600	5,540,016
CIGNA Corp.(b)	23,100	1,149,687
DaVita, Inc.(a)	60,900	5,087,586
Express Scripts, Inc.(a)(b)	43,360	2,352,714
Fleury SA	53,500	734,791
Fresenius Medical Care AG & Co. KGaA	77,400	5,940,237
Henry Schein, Inc.(a)	70,200	4,665,492
Humana, Inc.(b)	24,400	1,819,752
Laboratory Corp. of America Holdings(a)(b)	46,100	4,184,036
McKesson Corp.(b)	54,600	4,429,152
Medco Health Solutions, Inc.(a)(b)	87,200	5,483,136
Patterson Cos., Inc.	16,800	518,112
Sinopharm Group Co. Ltd., H Shares	252,700	735,786
Tenet Healthcare Corp.(a)	259,600	1,443,376
UnitedHealth Group, Inc.(b)	135,300	6,714,939
WellPoint, Inc.(b)	17,300	1,168,615

		61,685,222

Life Sciences Tools & Services – 3.6%
Life Technologies Corp.(a)(b)	60,200	2,710,806
Mettler-Toledo International, Inc.(a)(b)	20,700	3,204,567
ShangPharma Corp. - ADR(a)	27,300	322,140
Thermo Fisher Scientific, Inc.(a)(b)	26,400	1,586,376

		7,823,889

Machinery – 1.3%
Pall Corp.(b)	55,900	2,771,522

Personal Products – 0.2%
Synutra International, Inc.(a)(c)	49,300	394,400

Pharmaceuticals – 22.8%
Abbott Laboratories(b)	50,500	2,591,660
Allergan, Inc.	77,500	6,301,525
Auxilium Pharmaceuticals, Inc.(a)	26,000	487,240
Bristol-Myers Squibb Co.(b)	152,900	4,382,114
Elan Corp. Plc - ADR(a)(b)	102,200	1,130,332
Eli Lilly & Co.	35,100	1,344,330
Forest Laboratories, Inc.(a)(b)	56,800	2,105,008
GlaxoSmithKline Plc	34,500	769,179
GlaxoSmithKline Plc - ADR	12,300	546,366
Hospira, Inc.(a)(b)	47,300	2,417,976
Johnson & Johnson	73,070	4,734,205
Merck & Co., Inc.(b)	124,500	4,249,185
Merck KGaA	17,200	1,835,694
Par Pharmaceutical Cos., Inc.(a)(b)	32,200	1,042,958
Pfizer, Inc.(b)	320,700	6,170,268
Roche Holding AG	16,500	2,960,857
Shire Plc(b)	19,600	2,038,400
Watson Pharmaceuticals, Inc.(a)(b)	59,100	3,967,381

		49,074,678

Total Long-Term Investments (Cost – $177,749,293) – 90.8%		195,391,297

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(d)(e)	19,891,900	19,891,900
BlackRock Liquidity Series, LLC Money Market Series,
0.09%(d)(e)(f)	$1,276,125	1,276,125

Total Short-Term Securities (Cost – $21,168,025) – 9.8%		21,168,025

Total Investments Before Outstanding Options Written (Cost – $198,917,318*) – 100.6%		216,559,322

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written – (0.5)%
3SBio, Inc. - ADR:
Strike Price USD 17.50, Expires 8/22/11	90	$(2,475)
Strike Price USD 18, Expires 8/22/11	125	(2,498)
Abbott Laboratories:
Strike Price USD 53.75, Expires 8/12/11	150	(651)
Strike Price USD 52.50, Expires 8/22/11	25	(788)
Acorda Therapeutics, Inc.:
Strike Price USD 33, Expires 8/22/11	130	(5,200)
Strike Price USD 34, Expires 9/19/11	120	(5,400)
Aetna, Inc.:
Strike Price USD 45, Expires 8/22/11	320	(5,600)
Strike Price USD 44, Expires 9/19/11	150	(12,300)
Agilent Technologies, Inc., Strike Price USD 52.50, Expires 8/22/11	100	(450)
Alexion Pharmaceuticals, Inc., Strike Price USD 47.50, Expires 8/22/11	120	(113,400)
AmerisourceBergen Corp.:
Strike Price USD 39, Expires 8/22/11	500	(36,250)
Strike Price USD 42, Expires 8/22/11	320	(3,200)
Amgen, Inc., Strike Price USD 57.50, Expires 8/22/11	200	(6,900)
Ariad Pharmaceuticals, Inc., Strike Price USD 14, Expires 9/19/11	55	(1,925)
Baxter International, Inc.:
Strike Price USD 59, Expires 8/22/11	155	(12,475)
Strike Price USD 62.50, Expires 11/21/11	190	(21,375)
Biogen Idec, Inc.:
Strike Price USD 100, Expires 8/22/11	40	(17,000)
Strike Price USD 105, Expires 8/22/11	65	(12,675)
Bristol-Myers Squibb Co.:
Strike Price USD 28.10, Expires 8/08/11	255	(18,236)
Strike Price USD 28, Expires 8/22/11	255	(25,245)
Strike Price USD 29, Expires 8/22/11	100	(3,900)
Cardinal Health, Inc.:
Strike Price USD 45, Expires 8/22/11	120	(8,100)
Strike Price USD 47, Expires 8/22/11	300	(6,000)
Celgene Corp., Strike Price USD 62.50, Expires 8/22/11	210	(8,085)
CIGNA Corp., Strike Price USD 55, Expires 9/19/11	75	(6,038)
CONMED Corp., Strike Price USD 27.50, Expires 8/22/11	85	(1,389)
The Cooper Cos., Inc., Strike Price USD 85, Expires 11/21/11	170	(27,625)
Covidien Plc:
Strike Price USD 55, Expires 8/22/11	100	(1,500)
Strike Price USD 52.50, Expires 9/19/11	249	(28,635)
CR Bard, Inc., Strike Price USD 115, Expires 9/19/11	45	(1,125)
DENTSPLY International, Inc., Strike Price USD 40, Expires 8/22/11	140	(2,450)
Elan Corp. Plc - ADR:
Strike Price USD 12, Expires 8/22/11	100	(2,250)
Strike Price USD 13, Expires 8/22/11	235	(1,763)
Express Scripts, Inc., Strike Price USD 60, Expires 8/22/11	140	(1,260)
Forest Laboratories, Inc.:
Strike Price USD 40, Expires 8/22/11	50	(625)
Strike Price USD 42, Expires 8/22/11	150	(750)
Gilead Sciences, Inc.:
Strike Price USD 40, Expires 8/22/11	120	(33,300)
Strike Price USD 44, Expires 9/19/11	130	(17,745)
Haemonetics Corp., Strike Price USD 70, Expires 9/19/11	37	(7,030)
Hologic, Inc., Strike Price USD 21, Expires 9/19/11	715	(14,300)
Hospira, Inc., Strike Price USD 55, Expires 9/19/11	150	(6,000)
Human Genome Sciences, Inc.:
Strike Price USD 29, Expires 8/22/11	210	(840)
Strike Price USD 26, Expires 9/19/11	120	(2,940)
Humana, Inc., Strike Price USD 80, Expires 8/22/11	78	(4,875)
Integra LifeSciences Holdings Corp., Strike Price USD 50, Expires 8/22/11	135	(2,363)
Ironwood Pharmaceuticals, Inc., Strike Price USD 17.50, Expires 11/21/11	100	(5,000)
Laboratory Corp. of America Holdings:
Strike Price USD 97.50, Expires 8/22/11	30	(750)
Strike Price USD 100, Expires 8/22/11	120	(1,500)
Life Technologies Corp., Strike Price USD 55, Expires 8/22/11	190	(1,900)
McKesson Corp.:
Strike Price USD 87.50, Expires 8/22/11	3	(45)
Strike Price USD 85, Expires 11/21/11	180	(39,150)
Medco Health Solutions, Inc.:
Strike Price USD 64, Expires 8/22/11	436	(47,446)
Strike Price USD 57.50, Expires 9/19/11	300	(171,000)
Medtronic, Inc., Strike Price USD 39, Expires 8/22/11	190	(1,710)
Merck & Co., Inc.:
Strike Price USD 37, Expires 8/22/11	250	(875)
Strike Price USD 36, Expires 8/22/11	100	(797)
Mettler-Toledo International, Inc.:
Strike Price USD 175, Expires 8/22/11	35	(1,050)
Strike Price USD 170, Expires 8/22/11	35	(2,800)
Mindray Medical International Ltd. - ADR, Strike Price USD 30, Expires 8/22/11	180	(5,400)
Momenta Pharmaceuticals, Inc.:
Strike Price USD 21, Expires 8/22/11	80	(1,000)
Strike Price USD 21, Expires 9/19/11	80	(4,600)
NPS Pharmaceuticals, Inc., Strike Price USD 10, Expires 8/22/11	140	(5,250)
Pall Corp., Strike Price USD 55, Expires 9/19/11	185	(9,250)
Par Pharmaceutical Cos., Inc., Strike Price USD 35, Expires 8/22/11	120	(3,000)
Pfizer, Inc.:
Strike Price USD 21, Expires 8/22/11	820	(3,690)
Strike Price USD 21, Expires 11/21/11	250	(7,500)
Shire Plc, Strike Price USD 95, Expires 8/22/11	35	(32,724)
St. Jude Medical, Inc.:
Strike Price USD 47.50, Expires 8/22/11	65	(5,525)
Strike Price USD 50, Expires 8/22/11	160	(3,200)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
Stryker Corp.:
Strike Price USD 60, Expires 8/22/11	110	$(1,100)
Strike Price USD 60, Expires 9/19/11	75	(2,062)
Synta Pharmaceuticals Corp., Strike Price USD 5, Expires 8/22/11	131	(1,965)
Thermo Fisher Scientific, Inc., Strike Price USD 65, Expires 8/22/11	90	(2,025)
United Therapeutics Corp., Strike Price USD 65, Expires 9/19/11	65	(13,812)
UnitedHealth Group, Inc.:
Strike Price USD 50, Expires 8/22/11	135	(16,200)
Strike Price USD 53, Expires 8/22/11	405	(11,509)
Strike Price USD 55, Expires 8/22/11	50	(500)
Vertex Pharmaceuticals, Inc., Strike Price USD 52.50, Expires 8/22/11	75	(13,312)
Watson Pharmaceuticals, Inc., Strike Price USD 70, Expires 8/22/11	215	(12,900)
Wellpoint, Inc., Strike Price USD 82.50, Expires 8/22/11	50	(250)
Zimmer Holdings, Inc., Strike Price USD 62.50, Expires 8/22/11	85	(5,022)

Total Exchange-Traded Call Options Written		(930,750)

Exchange-Traded Put Options Written – (0.0)%
AmerisourceBergen Corp., Strike Price USD 38, Expires 8/22/11	284	(28,400)

Over-the-Counter Call Options Written – (0.1)%
Allergan, Inc.:
Strike Price USD 82.17, Expires 8/12/11, Broker Deutsche Bank Securities Corp.	13,500	(15,916)
Strike Price USD 84.39, Expires 9/12/11, Broker Deutsche Bank Securities Corp.	12,000	(17,282)
Biomarin Pharmaceutical, Inc., Strike Price USD 32.11, Expires 9/22/11, Broker Deutsche Bank Securities Corp.	11,000	(17,833)
Celgene Corp., Strike Price USD 60.44, Expires 9/14/11, Broker Goldman Sachs & Co.	3,000	(5,440)
Davita, Inc., Strike Price USD 84.41, Expires 8/08/11, Broker Credit Suisse First Boston	20,000	(16,176)
DiaSorin SpA, Strike Price EUR 33.49, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	8,300	(17,479)
Eli Lilly & Co., Strike Price USD 38.45, Expires 9/08/11, Broker Deutsche Bank Securities Corp.	11,500	(8,733)
Fleury SA, Strike Price BRL 23.53, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	16,000	(120)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 53.06, Expires 9/06/11, Broker Societe General Securities Corp.	28,500	(65,167)
GlaxoSmithKline Plc, Strike Price GBP 13.66, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	11,000	(2,669)
GN Store Nord A/S, Strike Price DKK 49.24, Expires 9/13/11, Broker UBS Securities LLC	20,000	(3,453)
Henry Schein, Inc., Strike Price USD 73.82, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	23,000	(8,022)
Hill-Rom Holdings, Inc.:
Strike Price USD 46.92, Expires 8/29/11, Broker UBS Securities LLC	8,000	(681)
Strike Price USD 45.43, Expires 9/12/11, Broker Morgan Stanley & Co., Inc.	9,000	(2,872)
Johnson & Johnson, Strike Price USD 67.54, Expires 8/25/11, Broker Morgan Stanley & Co., Inc.	24,000	(4,337)
Masimo Corp., Strike Price USD 31.38, Expires 8/08/11, Broker Morgan Stanley & Co., Inc.	10,500	(9)
Merck & Co., Inc., Strike Price USD 36.75, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	6,000	(10)
Merck KGaA:
Strike Price EUR 74.58, Expires 8/03/11, Broker UBS Securities LLC	4,300	(2,628)
Strike Price EUR 77.74, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	2,000	(2,240)
Roche Holding AG, Strike Price CHF 137.29, Expires 9/06/11, Broker UBS Securities LLC	4,500	(28,656)
Shire Plc, Strike Price USD 100.89, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	3,000	(15,796)
Smith & Nephew Plc, Strike Price GBP 6.61, Expires 9/13/11, Broker Societe General Securities Corp.	25,000	(4,247)
Stewart Enterprises, Inc., Class A, Strike Price USD 6.86, Expires 8/15/11, Broker Barclays Capital, Inc.	22,000	(6,672)
Synutra International, Inc., Strike Price USD 10.10, Expires 8/15/11, Broker Barclays Capital, Inc.	16,500	(309)
Tenet Healthcare Corp., Strike Price USD 6.26, Expires 8/29/11, Broker Morgan Stanley & Co., Inc.	85,500	(11,270)
Wright Medical Group, Inc., Strike Price USD 15.59, Expires 8/25/11, Broker Banc of America Securities	22,000	(14,757)

Total Over-the-Counter Call Options Written		(272,774)

Total Options Written (Premiums Received – $1,912,287) – (0.6)%		(1,231,924)

Total Investments Net of Outstanding Options Written – 100.0%		215,327,398
Other Assets Less Liabilities – 0.0%		17,038

Net Assets – 100.0%		$215,344,436

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$201,334,633

Gross unrealized appreciation	$22,245,827
Gross unrealized depreciation	(7,021,138)

Net unrealized appreciation	$15,224,689

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Net Activity	Shares/ Beneficial Interest Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,067,561	5,824,339	19,891,900	$128	$10,207
BlackRock Liquidity Series, LLC Money Market Series	–	$1,276,125	$1,276,125	–	$11,249

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CHF	378,000	USD	471,151	Citigroup Global Markets, Inc.	8/02/11	$9,124
USD	5,411	DKK	28,000	Deutsche Bank Securities Corp.	8/02/11	10
USD	5,518	HKD	43,000	UBS Securities LLC	8/02/11	1
USD	97,898	EUR	68,000	Deutsche Bank Securities Corp.	8/03/11	195

Total						$9,330

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$28,814,370	–	–	$28,814,370
Diversified Consumer Services	477,465	–	–	477,465
Electronic Equipment, Instruments & Components	1,403,928	–	–	1,403,928
Health Care Equipment & Supplies	39,846,908	$3,098,915	–	42,945,823
Health Care Providers & Services	55,009,199	6,676,023	–	61,685,222
Life Sciences Tools & Services	7,823,889	–	–	7,823,889
Machinery	2,771,522	–	–	2,771,522
Personal Products	394,400	–	–	394,400
Pharmaceuticals	43,508,948	5,565,730	–	49,074,678
Short-Term Securities	19,891,900	1,276,125	–	21,168,025

Total	$199,942,529	$16,616,793	–	$216,559,322

4	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$9,330	–	–	$9,330
Liabilities:
Equity contracts	(859,128)	$(372,796)	–	(1,231,924)

Total	$(849,798)	$(372,796)	–	$(1,222,594)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

JULY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Health Sciences Trust

Date: September 26, 2011